Note 5 - Loans and Related Allowance for Loan and Lease Losses - Impaired Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Recorded investment, with no related allowance	$ 6,451	$ 2,744
Unpaid principal balance, with no related allowance	6,612	3,221
Recorded investment, with related allowance	15,864	5,225
Unpaid principal balance, with related allowance	15,864	5,765
Related allowance	689	740
Recorded investment	22,315	7,969
Unpaid principal balance	22,476	8,986
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Recorded investment, with no related allowance	4,141	731
Unpaid principal balance, with no related allowance	4,141	731
Recorded investment, with related allowance	1,509	731
Unpaid principal balance, with related allowance	1,509	731
Related allowance	407	10
Recorded investment	5,650
Unpaid principal balance	5,650
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Recorded investment, with no related allowance	1,042	1,547
Unpaid principal balance, with no related allowance	1,042	1,802
Recorded investment, with related allowance	12,528	3,750
Unpaid principal balance, with related allowance	12,528	4,277
Related allowance	167	655
Recorded investment	13,570	5,297
Unpaid principal balance	13,570	6,079
Residential Portfolio Segment [Member]
Recorded investment, with no related allowance	706	820
Unpaid principal balance, with no related allowance	770	874
Recorded investment, with related allowance	317	284
Unpaid principal balance, with related allowance	317	284
Related allowance	28	17
Recorded investment	1,023	1,104
Unpaid principal balance	1,087	1,158
Commercial And Industrial [Member]
Recorded investment, with no related allowance	450	370
Unpaid principal balance, with no related allowance	547	538
Recorded investment, with related allowance	1,378	217
Unpaid principal balance, with related allowance	1,378	230
Related allowance	39	42
Recorded investment	1,828	587
Unpaid principal balance	1,925	768
Home Equity Lines of Credit [Member]
Recorded investment, with no related allowance	112	7
Unpaid principal balance, with no related allowance	112	7
Recorded investment, with related allowance	132	243
Unpaid principal balance, with related allowance	132	243
Related allowance	48	16
Recorded investment	244	250
Unpaid principal balance	$ 244	$ 250